Schedule of Investments (unaudited)	iShares® Global Energy ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.5%
Ampol Ltd.	180,654	$3,472,611
Santos Ltd.	2,551,800	12,550,250
Woodside Energy Group Ltd.	1,452,238	35,170,586
		51,193,447
Austria — 0.3%
OMV AG	109,666	5,641,322

Brazil — 0.7%
Petroleo Brasileiro SA, ADR	1,424,422	15,170,094

Canada — 11.1%
Cameco Corp.	328,894	7,454,769
Canadian Natural Resources Ltd.	846,272	46,994,972
Cenovus Energy Inc.	1,056,674	20,501,348
Enbridge Inc.	1,547,643	60,488,381
Imperial Oil Ltd.	133,710	6,512,684
Pembina Pipeline Corp.	425,101	14,429,573
Suncor Energy Inc.	1,031,829	32,730,469
TC Energy Corp.	772,046	30,779,205
Tourmaline Oil Corp.	241,442	12,182,657
		232,074,058
Chile — 0.1%
Empresas COPEC SA	280,486	2,092,774

Colombia — 0.1%
Ecopetrol SA, ADR	188,952	1,978,328

Finland — 0.7%
Neste OYJ	329,815	15,210,064

France — 5.6%
TotalEnergies SE	1,880,898	118,069,865

Italy — 1.6%
Eni SpA	1,908,424	27,136,760
Tenaris SA	350,116	6,140,229
		33,276,989
Japan — 0.8%
ENEOS Holdings Inc.	2,456,020	8,363,766
Inpex Corp.	801,200	8,609,225
		16,972,991
Norway — 1.7%
Aker BP ASA	235,501	7,320,047
Equinor ASA	799,695	28,741,233
		36,061,280
Portugal — 0.2%
Galp Energia SGPS SA	346,507	4,674,594

Spain — 0.8%
Repsol SA	1,111,117	17,685,665

United Kingdom — 11.2%
BP PLC	13,966,723	80,587,177
Shell PLC	5,432,098	153,135,281
		233,722,458
Security	Shares	Value

United States — 61.4%
APA Corp.	247,134	$11,536,215
Baker Hughes Co.	765,186	22,595,943
Chevron Corp.	1,359,075	243,940,372
ConocoPhillips	951,970	112,332,460
Coterra Energy Inc.	604,713	14,857,798
Devon Energy Corp.	498,795	30,680,880
Diamondback Energy Inc.	134,802	18,438,218
EOG Resources Inc.	449,071	58,163,676
EQT Corp.	279,531	9,456,534
Exxon Mobil Corp.	3,146,281	347,034,794
Halliburton Co.	693,297	27,281,237
Hess Corp.	212,497	30,136,325
Kinder Morgan Inc.	1,509,894	27,298,884
Marathon Oil Corp.	486,731	13,175,808
Marathon Petroleum Corp.	358,280	41,700,209
Occidental Petroleum Corp.	555,215	34,972,993
ONEOK Inc.	341,460	22,433,922
Phillips 66	361,958	37,672,589
Pioneer Natural Resources Co.	181,642	41,485,216
Schlumberger NV	1,083,319	57,914,234
Targa Resources Corp.	173,561	12,756,733
Valero Energy Corp.	290,583	36,863,359
Williams Companies Inc. (The)	932,496	30,679,118
		1,283,407,517

Total Common Stocks — 98.8%
(Cost: $1,804,084,085)		2,067,231,446

Preferred Stocks

Brazil — 0.8%
Petroleo Brasileiro SA, Preference Shares, ADR	1,757,533	16,327,482

Total Preferred Stocks — 0.8%
(Cost: $26,930,381)		16,327,482

Total Long-Term Investments — 99.6%
(Cost: $1,831,014,466)		2,083,558,928

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(a)(b)	5,030,000	5,030,000

Total Short-Term Securities — 0.3%
(Cost: $5,030,000)		5,030,000

Total Investments — 99.9%
(Cost: $1,836,044,466)		2,088,588,928

Other Assets Less Liabilities — 0.1%		2,508,512

Net Assets — 100.0%		$2,091,097,440

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Global Energy ETF
December 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation(Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$4,166	(b)	$—	$(4,166)	$—	$—	—	$4,006	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,430,000	1,600,000	(b)	—	—	—	5,030,000	5,030,000	71,705		3
					$(4,166)	$—	$5,030,000		$75,711		$3

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	65	03/17/23	$5,983	$171,569
FTSE 100 Index	9	03/17/23	810	(3,355)
				$168,214

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Global Energy ETF
December 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,534,722,771	$532,508,675	$—	$2,067,231,446
Preferred Stocks	16,327,482	—	—	16,327,482
Money Market Funds	5,030,000	—	—	5,030,000
	$1,556,080,253	$532,508,675	$—	$2,088,588,928
Derivative financial instruments(a)
Assets
Futures Contracts	$171,569	$—	$—	$171,569
Liabilities
Futures Contracts	—	(3,355)	—	(3,355)
	$171,569	$(3,355)	$—	$168,214

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

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